Cash	12 Months Ended
Dec. 31, 2023
Cash [Abstract]
Cash

Note 4 – Cash

Cash consist of the following:

	December 31, 2023	December 31, 2022
Cash on hand	$72,839	$62,616
Cash at bank	3,603,543	3,790,852
Cash	$3,676,382	$3,853,468

The following summarizes the amounts of cash disaggregated by currency denomination as of December 31, 2023 and 2022, separately in each jurisdiction in which our affiliated entities are domiciled.

	Cash held as of December 31, 2023
	USD	HKD	RMB	Total in USD
Cayman	$1,032,488	$14,540	$-	$1,047,028
BVI	$203	$8,898	$-	$9,101
Hong Kong	$61,610	$5,043	$47,794	$114,447
PRC - subsidiaries	$-	$-	$59,941	$59,941
PRC - VIEs	$-	$-	$2,445,865	$2,445,865
Total	$1,094,301	$28,481	$2,553,600	$3,676,382

	Cash held as of December 31, 2022
	USD	HKD	RMB	Total in USD
Cayman	$1,123,511	$15,504	$-	$1,139,015
BVI	$9,846	$284	$-	$10,130
Hong Kong	$262,959	$3,958	$51,212	$318,129
PRC - subsidiaries	$-	$-	$283,606	$283,606
PRC - VIEs	$-	$-	$2,102,588	$2,102,588
Total	$1,396,316	$19,746	$4,271,249	$3,853,468